CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 7,925	$ 9,627
Short-term investments	170	483
Accounts receivable, less allowances of $323 and $326, respectively	7,530	7,440
Inventories	6,178	5,538
Other current assets	1,699	1,894
Total current assets	23,502	24,982
Investments and long-term receivables	939	945
Property, plant and equipment—net	5,660	5,471
Goodwill	18,049	17,497
Other intangible assets—net	3,231	3,222
Insurance recoveries for asbestos-related liabilities	170	224
Deferred income taxes	392	421
Other assets	9,582	9,513
Total assets	61,525	62,275
Current liabilities
Accounts payable	6,849	6,329
Commercial paper and other short-term borrowings	2,085	2,717
Current maturities of long-term debt	1,796	1,730
Accrued liabilities	7,809	9,162
Total current liabilities	18,539	19,938
Long-term debt	16,562	15,123
Deferred income taxes	2,094	2,093
Postretirement benefit obligations other than pensions	134	146
Asbestos-related liabilities	1,490	1,180
Other liabilities	6,265	6,469
Redeemable noncontrolling interest	7	7
SHAREOWNERS’ EQUITY
Capital—common stock issued	958	958
Capital - additional paid in capital	9,062	8,564
Common stock held in treasury, at cost	(38,008)	(34,443)
Accumulated other comprehensive income (loss)	(4,135)	(3,475)
Retained earnings	47,979	45,093
Total Honeywell shareowners’ equity	15,856	16,697
Noncontrolling interest	578	622
Total shareowners’ equity	16,434	17,319
Total liabilities, redeemable noncontrolling interest and shareowners’ equity	$ 61,525	$ 62,275